Loans	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Financing Receivables [Text Block]
7.     Loans

The following table set forth details of the Bank’s loan portfolio:

	December 31,
	2014	2013
Corporations:
Private	3,120,005	2,375,178
State-owned	711,955	938,878
Banking and financial institutions:
Private	1,890,605	1,785,798
State-owned	480,331	474,193
Middle-market companies:
Private	483,348	574,107
Sovereign	-	144
Total	6,686,244	6,148,298

The composition of the loan portfolio by industry is as follows:

	December 31,
	2014	2013
Banking and financial institutions	2,370,936	2,259,991
Industrial	1,325,091	936,290
Oil and petroleum derived products	1,013,324	1,170,684
Agricultural	1,132,330	924,251
Services	617,366	398,736
Mining	38,572	10,000
Sovereign	-	144
Others	188,625	448,202
Total	6,686,244	6,148,298

Loans classified by borrower’s credit quality indicators are as follows:

	December 31, 2014
			Banking and financial		Middle-market
	Corporations		institutions		companies
Rating (1)	Private	State-owned	Private	State-owned	Private	Sovereign	Total
1-6	3,112,079	711,955	1,890,605	480,331	482,439	-	6,677,409
7	4,801	-	-	-	-	-	4,801
8	-	-	-	-	909	-	909
9	-	-	-	-	-	-	-
10	3,125	-	-	-	-	-	3,125
Total	3,120,005	711,955	1,890,605	480,331	483,348	-	6,686,244

	December 31, 2013
			Banking and financial		Middle-market
	Corporations		institutions		companies
Rating (1)	Private	State-owned	Private	State-owned	Private	Sovereign	Total
1-6	2,372,053	938,878	1,785,798	474,193	574,107	144	6,145,173
7	-	-	-	-	-	-	-
8	3,125	-	-	-	-	-	3,125
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	2,375,178	938,878	1,785,798	474,193	574,107	144	6,148,298

(1)	Current ratings as of December 31, 2014 and 2013, respectively.

The remaining loan maturities are summarized as follows:

	December 31,
	2014	2013
Current
Up to 1 month	947,624	1,017,794
From 1 month to 3 months	1,502,905	1,749,348
From 3 months to 6 months	1,268,478	949,364
From 6 months to 1 year	1,067,073	774,803
From 1 year to 2 years	989,805	942,327
From 2 years to 5 years	870,163	711,537
From 5 years to 7 years	31,361	-
	6,677,409	6,145,173

Delinquent	4,801	-

Impaired:
Delinquent with impairment	-	3,125
Past due with impairment	4,034	-
	8,835	3,125
Total	6,686,244	6,148,298

The following table provides a breakdown of loans by country risk:

	December 31,
	2014	2013
Country:
Argentina	184,882	189,828
Bolivia	10,000	-
Brazil	1,971,776	1,708,592
Chile	157,309	490,869
Colombia	726,085	701,577
Costa Rica	320,832	410,295
Dominican Republic	243,038	190,589
Ecuador	120,010	126,001
El Salvador	115,830	123,076
France	6,000	101,006
Germany	100,000	-
Guatemala	262,733	199,873
Honduras	93,008	73,524
Jamaica	15,512	60,784
Mexico	868,045	517,278
Netherlands	10,455	14,867
Nicaragua	7,856	7,823
Panama	320,758	223,505
Paraguay	132,479	102,244
Peru	589,724	580,881
Switzerland	50,000	-
Trinidad and Tobago	165,042	142,642
United States of America	55,370	28,283
Uruguay	159,500	154,761
	6,686,244	6,148,298

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2014	2013
Fixed interest rates	3,322,817	3,252,331
Floating interest rates	3,363,427	2,895,967
	6,686,244	6,148,298

As of December 31, 2014 and 2013, 89% and 92%, respectively, of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

The following is a summary of information of non-accruing loan balances, and interest amounts on non-accruing loans:

	December 31,
	2014	2013	2012
Loans in non-accrual status
Private corporations	3,125	3,125	-
Middle-market companies	909	-	-
Total loans in non-accrual status	4,034	3,125	-

Interest which would have been recorded if the loans
had not been in a non-accrual status	191	67	-
Interest income collected on non-accruing loans	6	-	2,288

An analysis of non-accruing loans with impaired balances as of December 31, 2014 and, 2013 is detailed as follows:

	December 31, 2014			2014
		Unpaid		Average	Interest
	Recorded	principal	Related	principal	income
	investment	balance	allowance	loan balance	recognized
With an allowance recorded
Private corporations	3,125	2,813	2,284	3,125	-
Middle-market companies	909	40	131	339	6
Total	4,034	2,853	2,415	3,464	6

	December 31, 2013			2013
		Unpaid		Average	Interest
	Recorded	principal	Related	principal	income
	investment	balance	allowance	loan balance	recognized
With an allowance recorded
Private corporations	3,125	3,125	954	9	-
Total	3,125	3,125	954	9	-

As of December 31, 2014 and, 2013, there were no impaired loans without related allowance.

As of December 31, 2014, the Bank have troubled debt restructuring loans. An analysis of the trouble debt restructuring loans is as follows:

		Balance recorded	Balance recorded
	Number of	before	after
	contracts	restructuring	restructuring
Corporations:
Private	-	-	-
State-owned	-	-	-
Banking and financial institutions:
Private	-	-	-
State-owned	-	-	-
Middle-market companies:
Privates	2	890	919
Sovereign	-	-	-
Total	2	890	919

As of December 31, 2014, the quantitative information regarding past-due trouble debt restructuring loans is the following:

	Number of	Balance
	contracts	recorded
Corporations:
Privates	-	-
State-owned	-	-
Banking and finacial institutions:
Privates	-	-
State-owned	-	-
Middle-market companies:
Privates	2	909
Sovereign	-	-
Total	2	909

As of December 31, 2013, the Bank did not have any troubled debt restructurings.

The following table presents an aging analysis of the loan portfolio:

	December 31, 2014
	91-120	121-150	151-180	Greater than	Total
	days	days	days	180 days	Past due	Delinquent	Current	Total loans
Corporations	-	-	-	3,125	3,125	4,801	3,824,034	3,831,960
Banking and financial institutions	-	-	-	-	-	-	2,370,936	2,370,936
Middle-market companies	909	-	-	-	909	-	482,439	483,348
Sovereign	-	-	-	-	-	-	-	-
Total	909	-	-	3,125	4,034	4,801	6,677,409	6,686,244

	December 31, 2013
	91-120	121-150	151-180	Greater than	Total
	days	days	days	180 days	Past due	Delinquent	Current	Total loans
Corporations	-	-	-	-	-	3,125	3,310,931	3,314,056
Banking and financial institutions	-	-	-	-	-	-	2,259,991	2,259,991
Middle-market companies	-	-	-	-	-	-	574,107	574,107
Sovereign	-	-	-	-	-	-	144	144
Total	-	-	-	-	-	3,125	6,145,173	6,148,298

As of December 31, 2014 and 2013, the Bank has credit transactions in the normal course of business with 15% and 20%, respectively, of its Class “A” and “B” stockholders. All transactions are made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and are subject to all of the Bank’s Corporate Governance and control procedures. As of December 31, 2014 and 2013, approximately 8% and 12%, respectively, of the outstanding loan portfolio is placed with the Bank’s Class “A” and “B” stockholders and their related parties. As of December 31, 2014, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the registered owner of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

During 2014, 2013 and 2012, the Bank sold loans on the secondary market with a book value of $515.6 million and $89.5 million and $146.2 millon, respectively, with a net gain of $2.2 million and $0.4 million and $1.1 million, in 2014, 2013 and 2012, respectively.